Earnings Per Share	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Earnings per share
15	Earnings per share

(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group. One ADS represents two ordinary shares of the Company.

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Profit attributable to owners of the Company	16,804,380	8,699,369	886,865
Weighted average number of ordinary shares in issue (in ’000)	1,181,850	1,145,050	1,146,175

Basic earnings per share (in RMB)	14.22	7.60	0.77

Basic earnings per ADS (in RMB)	28.44	15.20	1.54

(b)
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the years ended December 31, 2021, 2022 and 2023 the Group has four categories of potential dilutive ordinary shares: convertible promissory notes (refer to Note 33), optionally convertible promissory notes (refer to Note 34), share options and PSUs (refer to Note 42).

For the year ended December 31, 2021, all four categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share.
For the year ended December 31, 2022 and 2023, two categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share: share options and PSUs. Potential ordinary shares issuable upon conversion of optionally convertible promissory notes and convertible promissory notes were not included in the calculation of diluted earnings per share, as the effect would have been anti-dilutive.

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	16,804,380	8,699,369	886,865
Interest expense on convertible instruments, net of tax	1,388,080	—	—

Net profit used to determine diluted earnings per share	18,192,460	8,699,369	886,865

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in ’000)	1,181,850	1,145,050	1,146,175
Adjustments for:
Assumed conversion of convertible instruments (in ’000)	169,737	—	—
Assumed exercise of share options and vesting of PSUs (in ’000)	8,165	2,318	987

Weighted average number of ordinary shares for diluted earnings per share (in ’000)	1,359,752	1,147,368	1,147,162

Diluted earnings per share (in RMB)	13.38	7.58	0.77

Diluted earnings per ADS (in RMB)	26.76	15.16	1.54